Fair value of financial instruments (Details 1) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments [Line Items]
Liability recorded upon acquisition	$ (58,893)		$ (50,927)
Operational gain (loss) recognized in earnings	(60,503)	$ (28,135)	$ 18,993
Payment For Reimbursements	12,000
Payment deferred consideration (Hycet)	1,354	841
Payment interest on acquisition liability note	1,389	335
Net carrying value	(104,653)	(58,893)
Deerfield Royalty agreement [Member]
Fair Value Of Financial Instruments [Line Items]
Liability recorded upon acquisition	(2,600)
Interest expense recognized in earnings	(2,386)	(1,990)
Payment of Royalty	140
Net carrying value	(6,837)	(2,600)
Broadfin Royalty agreement [Member]
Fair Value Of Financial Instruments [Line Items]
Liability recorded upon acquisition	(2,187)
Interest expense recognized in earnings	(1,139)	0
Payment of Royalty	67
Net carrying value	$ (3,259)	$ (2,187)